Earnings Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Common Share [Abstract]
Net income	$ 23,254,128	$ 77,340,987
Comprehensive income	23,254,128	77,340,987
Dividend on Series A Preferred Shares	(707,778)	(451,111)
Deemed dividend on Series A Preferred Shares	(1,509,700)	(931,034)
Undistributed earnings to non-vested participating securities	(1,533,501)	0
Net income attributable to common shareholders, basic	19,503,149	75,958,842
Undistributed earnings to non-vested participating securities	1,533,501	0
Undistributed earnings reallocated to non-vested participating securities	(619,392)	0
Dividend on Series A Preferred Shares	707,778	451,111
Deemed dividend on Series A Preferred Shares	1,509,700	931,034
Net income attributable to common shareholders, diluted	$ 22,634,736	$ 77,340,987
Weighted average number of common shares outstanding, basic (in shares)	17,416,746	14,810,147
Effect of dilutive shares (in shares)	27,725,017	44,682,646
Weighted average number of common shares outstanding, diluted (in shares)	45,141,763	59,492,793
Earnings per common share, basic (in dollars per share)	$ 1.12	$ 5.13
Earnings per common share, diluted (in dollars per share)	$ 0.5	$ 1.3